Employee Remuneration	12 Months Ended
Apr. 30, 2026
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
13.
EMPLOYEE REMUNERATION

Expenses recognized for employee wages, salaries and benefits for the years ended April 30, 2026, 2025 and 2024 are detailed below:

(in thousands)	2026 $	2025 $	2024 $
Wages, salaries	10,793	7,295	7,557
Employee benefits	1,278	1,320	1,565
Payroll taxes	469	232	245
Share-based expense	1,275	445	1,535
	13,815	9,292	10,902